Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

December 31, 2019

F35-QTLY-0220
1.811348.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/20/20 to 2/27/20 (a)
(Cost $14,753,786)	14,790,000	14,755,521
	Shares	Value

Domestic Equity Funds - 48.4%
Fidelity Series All-Sector Equity Fund (b)	43,192,610	$447,907,366
Fidelity Series Blue Chip Growth Fund (b)	51,873,279	779,655,390
Fidelity Series Commodity Strategy Fund (b)	178,428,701	849,320,616
Fidelity Series Growth Company Fund (b)	88,765,072	1,575,580,028
Fidelity Series Intrinsic Opportunities Fund (b)	111,356,216	1,926,462,533
Fidelity Series Large Cap Stock Fund (b)	106,737,883	1,690,728,071
Fidelity Series Large Cap Value Index Fund (b)	36,412,786	480,284,647
Fidelity Series Opportunistic Insights Fund (b)	47,885,741	866,731,907
Fidelity Series Small Cap Discovery Fund (b)	19,264,203	224,235,329
Fidelity Series Small Cap Opportunities Fund (b)	50,121,896	701,706,541
Fidelity Series Stock Selector Large Cap Value Fund (b)	102,771,181	1,307,249,427
Fidelity Series Value Discovery Fund(b)	68,269,346	927,780,418
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,156,091,191)		11,777,642,273

International Equity Funds - 37.1%
Fidelity Series Canada Fund (b)	20,978,994	236,852,848
Fidelity Series Emerging Markets Fund (b)	29,686,747	289,742,652
Fidelity Series Emerging Markets Opportunities Fund (b)	126,459,050	2,608,850,193
Fidelity Series International Growth Fund (b)	126,455,112	2,215,493,571
Fidelity Series International Small Cap Fund (b)	27,719,905	479,831,563
Fidelity Series International Value Fund (b)	214,891,828	2,127,429,100
Fidelity Series Overseas Fund (b)	97,170,773	1,047,500,929
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,459,425,971)		9,005,700,856

Bond Funds - 13.6%
Fidelity Series Emerging Markets Debt Fund (b)	15,703,580	150,754,364
Fidelity Series Floating Rate High Income Fund (b)	3,005,005	27,946,547
Fidelity Series High Income Fund (b)	17,842,382	171,108,441
Fidelity Series Inflation-Protected Bond Index Fund (b)	48,428,329	486,704,710
Fidelity Series International Credit Fund (b)	1,108,800	11,176,701
Fidelity Series Investment Grade Bond Fund (b)	150,516,112	1,741,471,418
Fidelity Series Long-Term Treasury Bond Index Fund (b)	69,704,399	614,095,759
Fidelity Series Real Estate Income Fund (b)	9,569,777	106,511,619
TOTAL BOND FUNDS
(Cost $3,265,911,722)		3,309,769,559

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (c)	24,121,336	24,126,160
Fidelity Series Government Money Market Fund 1.65% (b)(d)	161,409,840	161,409,840
Fidelity Series Short-Term Credit Fund (b)	3,959,439	39,911,141
TOTAL SHORT-TERM FUNDS
(Cost $224,716,869)		225,447,141
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $20,120,899,539)		24,333,315,350
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,879,123)
NET ASSETS - 100%		$24,320,436,227

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	165	March 2020	$26,656,575	$495,928	$495,928
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	359	March 2020	36,555,175	(343,236)	(343,236)
TOTAL FUTURES CONTRACTS					$152,692

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,527,539.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$602,796
Total	$602,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$485,736,145	$49,804,797	$124,069,788	$32,653,685	$(12,540,811)	$48,977,023	$447,907,366
Fidelity Series Blue Chip Growth Fund	922,243,872	119,130,069	286,452,672	89,446,244	23,757,710	976,411	779,655,390
Fidelity Series Canada Fund	200,641,560	34,277,394	18,099,606	5,353,403	263,528	19,769,972	236,852,848
Fidelity Series Commodity Strategy Fund	508,842,899	411,075,009	72,802,183	12,349,045	(14,169,358)	16,374,249	849,320,616
Fidelity Series Emerging Markets Debt Fund	140,335,409	18,492,737	8,295,878	6,180,800	(266,898)	488,994	150,754,364
Fidelity Series Emerging Markets Fund	208,782,053	88,721,958	9,750,854	6,359,607	74,666	1,914,829	289,742,652
Fidelity Series Emerging Markets Opportunities Fund	1,948,882,881	494,280,016	84,723,280	62,758,543	(1,763,862)	252,174,438	2,608,850,193
Fidelity Series Floating Rate High Income Fund	27,521,732	2,523,933	2,189,274	1,227,306	(16,264)	106,420	27,946,547
Fidelity Series Government Money Market Fund 1.65%	291,474,846	290,114,529	420,179,535	4,409,444	--	--	161,409,840
Fidelity Series Growth Company Fund	1,769,244,706	222,245,392	509,407,367	163,080,542	104,708,552	(11,211,255)	1,575,580,028
Fidelity Series High Income Fund	187,845,665	14,462,174	34,654,413	8,289,342	(888,935)	4,343,950	171,108,441
Fidelity Series Inflation-Protected Bond Index Fund	64,395,273	428,905,031	7,404,785	5,696,192	16,636	792,555	486,704,710
Fidelity Series International Credit Fund	10,323,448	657,308	--	657,307	--	130,914	11,176,701
Fidelity Series International Growth Fund	1,926,163,794	153,707,754	156,040,316	78,509,177	4,962,333	286,700,006	2,215,493,571
Fidelity Series International Small Cap Fund	449,065,197	38,131,699	56,767,664	19,883,906	(1,022,612)	50,424,943	479,831,563
Fidelity Series International Value Fund	1,844,057,802	294,912,511	139,325,867	83,692,259	(2,916,107)	130,700,761	2,127,429,100
Fidelity Series Intrinsic Opportunities Fund	2,140,495,992	174,118,854	482,866,705	101,899,231	(29,323,896)	124,038,288	1,926,462,533
Fidelity Series Investment Grade Bond Fund	595,460,824	1,157,983,118	34,498,645	25,744,564	11,623	22,514,498	1,741,471,418
Fidelity Series Large Cap Stock Fund	1,888,940,826	185,651,458	523,970,202	122,153,616	660,131	139,445,858	1,690,728,071
Fidelity Series Large Cap Value Index Fund	536,295,348	46,958,046	135,167,278	29,002,244	9,822,501	22,376,030	480,284,647
Fidelity Series Long-Term Treasury Bond Index Fund	1,272,759,684	192,798,171	916,284,418	61,863,033	91,683,580	(26,861,258)	614,095,759
Fidelity Series Opportunistic Insights Fund	960,212,537	103,917,192	236,830,396	71,891,356	26,853,030	12,579,544	866,731,907
Fidelity Series Overseas Fund	--	976,046,716	--	3,794,961	--	71,454,213	1,047,500,929
Fidelity Series Real Estate Income Fund	100,983,265	10,378,146	6,885,953	6,301,955	36,416	1,999,745	106,511,619
Fidelity Series Short-Term Credit Fund	72,902,460	31,364,557	65,298,827	1,265,859	539,330	403,621	39,911,141
Fidelity Series Small Cap Discovery Fund	250,035,864	24,081,924	59,929,385	15,272,789	427,278	9,619,648	224,235,329
Fidelity Series Small Cap Opportunities Fund	769,168,220	74,370,573	170,602,247	48,079,887	(3,912,396)	32,682,391	701,706,541
Fidelity Series Stock Selector Large Cap Value Fund	1,441,977,127	111,946,411	353,936,490	62,886,280	(4,521,728)	111,784,107	1,307,249,427
Fidelity Series Value Discovery Fund	1,021,224,899	70,551,473	246,078,960	35,723,549	5,019,951	77,063,055	927,780,418
	$22,036,014,328	$5,821,608,950	$5,162,512,988	$1,166,426,126	$197,494,398	$1,401,763,950	$24,294,433,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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